LEASES (Narrative) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Increased Operating Lease Right Of Use Asset And Liability	$ 35,600
Sublease rental payments due in the future	$ 496